Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

Director Consulting Services

On June 1, 2022, the Company entered into a consulting agreement with Yehuda Englander, a director of the Company (the “Consulting Agreement”), pursuant to which, in consideration for certain financial and strategic consulting services, Mr. Englander is entitled to a cash fee of NIS 3,500 each month and was also granted options to purchase 2,610 Ordinary Shares of Private Dror, which options were exchanged for options to purchase 9,597,675 shares of Common Stock in connection with the Share Exchange. All of the options have vested as of September 30, 2025. On February 7, 2024, the Company amended the Consulting Agreement which provides that Mr. Englander’s monthly cash fee in respect of the services provided under the Consulting Agreement will equal $2,500 and in addition to the monthly fee, Mr. Englander is entitled to expense reimbursements in an amount not to exceed $500. Consulting services paid to the director recorded as general and administrative expenses for the three months ended September 30, 2025 and 2024 was $10,262 and $8,997, respectively. Consulting services paid to the director recorded as general and administrative expenses for the nine months ended September 30, 2025 and 2024 was $29,622 and $22,153, respectively. Payable balances in respect of this agreement at September 30, 2025 and 2024 were $4,094 and $3,100, respectively.

On February 7, 2024, the Company entered into a consulting agreement with Chaim Ravad, a director of the Company (the “Ravad Consulting Agreement”), pursuant to which, in consideration for certain services provided as a member of the Board of Directors, Mr. Ravad was entitled to a cash fee of $5,000 per month. The Ravad Consulting Agreement was terminable by either party upon 30 days written notice to the other party, and automatically terminated upon the payment in an aggregate amount of $55,000, pursuant to the terms of the Ravad Consulting Agreement. Consulting services paid to the director recorded as general and administrative expenses for the three months ended September 30, 2025 and 2024 was $0 and $15,000, respectively, and $0 and $40,000 for the nine months ended September 30, 2025 and 2024, respectively. Accrued expense balances in respect of this agreement at September 30, 2025 and 2024 were $0 and $5,000, respectively.

Stockholder Consulting Services

On August 8, 2023, the Company entered into a consulting agreement with Oriole, an entity owned by Yaacov Bodner, an owner of 5% or more of the Company’s outstanding shares of Common Stock, pursuant to which, in consideration for certain stockholder, investors relations and general consultancy services, Oriole was entitled to receive cash payments equal in the aggregate to $145,000, and Oriole Warrants to purchase up to an aggregate of 10,454,500 shares of the Company’s Common Stock, with an exercise price of $0.033 per share and substantially the same terms as the Warrants (the “Oriole Consulting Agreement”). The cash payment was paid in equal monthly installments of $14,500, commencing on September 15, 2023 and expiring on July 15, 2024. Although the agreement was signed and the services were provided, the Board of Directors did not approve of the issuance of the Oriole Warrants until April 17, 2024. The value of the Oriole Warrants on April 17, 2024 amounted to $36,748 which was amortized over the remaining service period. Consulting services paid to stockholders recorded as general and administrative expenses for the three months ended September 30, 2025 and 2024 was $0 for both periods, and $0 and $87,000 for the nine months ended September 30, 2025 and 2024, respectively.

NOTE 16 - RELATED PARTY TRANSACTIONS:

Director Consulting Services

On June 1, 2022, the Company entered into a consulting agreement (the “Englander Consulting Agreement”) with Yehuda Englander, a director of the Company, pursuant to which, in consideration for certain financial and strategic consulting services, Mr. Englander will receive a cash fee of NIS 3,500 each month and was also granted options to purchase 2,610 Ordinary Shares of Private Dror, which options were exchanged for options to purchase 9,597,675 shares of Common Stock in connection with the Share Exchange and which vest in three tranches on the first, second, and third anniversary of the date of the Englander Consulting Agreement (See note 11). The options are subject to accelerated vesting upon an exit event. On February 7, 2024, the Company amended the Englander Consulting Agreement, which provides that Mr. Englander’s monthly cash fee in respect of the services provided is equal to $2,500 and in addition to the monthly fee, Mr. Englander is entitled to expense reimbursement in an amount not to exceed $500. Consulting services paid to the Mr. Englander recorded as general and administrative expenses for the years ended December 31, 2024 and 2023 was $31,153 and $11,383, respectively. Accrued expense balances in respect of the Englander Consulting Agreement at December 31, 2024 and 2023 were $3,000 and $7,720, respectively.

On February 7, 2024, the Company entered into a consulting agreement (the “Ravad Consulting Agreement”) with Chaim Ravad, a director of the Company, pursuant to which, in consideration for certain services provided as a board member, Mr. Ravad will receive a cash fee of $5,000 each month. The Ravad Consulting Agreement was terminable by either party upon 30 days written notice to the other party and terminated automatically once Mr. Ravad received fees in the aggregate amount of $55,000. Consulting services paid to Mr. Ravad recorded as general and administrative expenses was $55,000 and $0 for the years ended December 31, 2024 and 2023, respectively. Accrued expense balances in respect of the Ravad Consulting Agreement at December 31, 2024 and 2023 were $5,000 and $0, respectively.

Shareholder Consulting Services

On August 8, 2023, the Company entered into a consulting agreement (the “Oriole Consulting Agreement”) with Oriole Avenue Inc. (“Oriole”), an entity owned by Yaacov Bodner, a stockholder of the Company, pursuant to which, in consideration for certain shareholder, investors relations and general consultancy services, Oriole is entitled to receive cash payments equal in the aggregate to $145,000, and warrants to purchase up to an aggregate of 10,454,500 shares of the Company’s Common Stock, with an exercise price of $0.033 per share and substantially the same terms as the Private Placement Warrants. The cash payment was paid in equal monthly installments of $14,500, commencing on September 15, 2023, and expiring on July 15, 2024. Although the agreement was signed and the services were provided, the Board of Directors did not approve of the warrant issuance until April 17, 2024, as required. The value of those warrants on April 17, 2024 amounted to $35,814   which was amortized over the remaining service period (See note 11). Consulting services paid to Oriole recorded as general and administrative expenses for the years ended December 31, 2024 and 2023 was $87,000 and $58,000, respectively.